Short-term investments - Summary of Short-term Investments (Parenthetical) (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Short-term Investments [line items]
Listed securities indexed rate		100.00%
Minimum
Disclosure of Short-term Investments [line items]
Listed securities indexed rate	97.50%
Maximum
Disclosure of Short-term Investments [line items]
Listed securities indexed rate	100.00%
Other comprehensive income
Disclosure of Short-term Investments [line items]
Change in fair value in OCI	R$ 40,336	R$ 938